FINANCIAL INSTRUMENTS (Schedule of Non Derivative Financial Instrument One) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents | ₪			₪ 134,287		₪ 113,062	₪ 129,577	₪ 79,421
Financial assets at fair value through profit or loss | ₪			137,904		143,514
Non derivatives financial instruments | ₪			₪ 272,191		₪ 256,576
US Dollars [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents | $	[1]	$ 35,829		$ 30,166
Financial assets at fair value through profit or loss | $		36,794
Non derivatives financial instruments | $		$ 72,623

[1]	Convenience Translation into US Dollars.